Income Taxes - Tax Credit Carryforward (Detail) (Research Tax Credit Carryforward [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Federal Tax Authority
Tax Credit Carryforward [Line Items]
Research and development credits	$ 2.1
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Research and development credits	$ 1.7